Share Capital and Warrants - Issued and Outstanding - Warrants (Details) - Common Share Warrants - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Warrants
Outstanding, beginning of year (in shares)	3,643	7,625
Exercised (in shares)	(2,471)	(3,982)
Outstanding, end of year (in shares)	1,172	3,643
Amount
Outstanding, Beginning of Year	$ 12	$ 25
Issued Upon Exercise of Warrants	(8)	(13)
Outstanding, End of Year	$ 4	$ 12